LEASES - Right-of-use assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	$ 651	$ 691
Additions to right-of-use assets	61	46
Disposals and other	(13)
Amortization	(91)	(86)
Impairment	(27)
Ending balance, right-of-use assets	581	651
Terminals
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	213	225
Additions to right-of-use assets	2	0
Disposals and other	0
Amortization	(20)	(12)
Impairment	(27)
Ending balance, right-of-use assets	168	213
Rail
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	221	238
Additions to right-of-use assets	1	24
Disposals and other	(4)
Amortization	(41)	(41)
Impairment	0
Ending balance, right-of-use assets	177	221
Buildings
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	121	118
Additions to right-of-use assets	40	22
Disposals and other	0
Amortization	(18)	(19)
Impairment	0
Ending balance, right-of-use assets	143	121
Land & Other
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	96	110
Additions to right-of-use assets	18	0
Disposals and other	(9)
Amortization	(12)	(14)
Impairment	0
Ending balance, right-of-use assets	$ 93	$ 96